Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions
Related party transactions

23.Related party transactions

As at June 30, 2026 the Company’s key shareholders are Andrey Fadeev owning 37% of the Company’s issued and outstanding shares and Dmitrii Bukhman and Igor Bukhman, each owning 20.54%. As at December 31, 2025 the Company’s key shareholders are Andrey Fadeev owning 21.97% of the Company’s issued and outstanding shares, Boris Gertsovsky owning 15.08%, and Dmitrii Bukhman and Igor Bukhman, each owning 20.54%.

The transactions and balances with related parties are as follows:

(i)	Directors and key management’s remuneration

The remuneration of Directors and other members of key management was as follows:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Directors’ remuneration	656	709	478	477
-short-term employee benefits	356	409	178	177
-share-based payments	300	300	300	300
Other members of key management’s remuneration	557	655	277	320
-short-term employee benefits	484	491	240	237
-share-based payments	73	164	37	83
Total	1,213	1,364	755	797

(ii)	Licensing revenue

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Vistrex Limited	—	9	—	2
	—	9	—	2
(iii)	Other operating income

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Income from recharging of services from GDEV Inc. to Castcrown Ltd	45	30	23	30
	45	30	23	30

(iv)	Interest income

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Castcrown Ltd	17	26	7	11
	17	26	7	11

(v)	Selling and marketing expense

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Advertising services from Castcrown to GameGears Ltd	—	18	—	—
	—	18	—	—

(vi)	Trade and other receivables

	June 30, 2026	December 31, 2025
Receivable from Vistrex Ltd in GameGears Ltd	—	1
Receivable from Vistrex Ltd in Winchange Ltd	7	7
Receivable from Castcrown Ltd in GDEV Inc.	49	48
	56	56

(vii)	Loans receivable

	June 30, 2026	December 31, 2025
Loan to Castcrown Ltd - net (Note 14)	—	1,331
	—	1,331

The amount of ECL and change in fair value in respect of loans receivable from related parties is 35,776 as at June 30, 2026 and December 31, 2025.